                               MFS SERIES TRUST IV
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            January 2, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust IV (the "Trust") (File No. 2-54607) on behalf of MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund (series of MFS Series Trust IV)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 30 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 27, 1996.

         Please  call  the   undersigned  or  Kathleen  H.  Alexander  at  (617)
954-5000 or (800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn